Accounting for Derivative Instruments and Hedging Activities - Schedule of Potential Effect of Netting Arrangements (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Total derivative assets		$ 48,700
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Total derivative liabilities		573,400
Commodity Contract [Member]
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 53,309	48,709	$ 38,836
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash, Offset Against Derivative Asset	0	0	0
Total derivative assets	53,309	48,709	38,836
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Security Not Offset	(47,471)	(44,271)	(34,329)
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash Not Offset	0	0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	5,838	4,438	4,507
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability	581,503	573,421	389,931
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Offset	0	0	0
Total derivative liabilities	581,503	573,421	389,931
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Security Not Offset	(47,471)	(44,271)	(34,329)
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	(49,007)	(54,521)	(3,593)
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 485,025	474,628	$ 352,009
Commodity Contract [Member] | Puget Sound Energy
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Derivative Asset, Fair Value, Gross Asset		48,709
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash, Offset Against Derivative Asset		0
Total derivative assets		48,709
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Security Not Offset		(44,271)
Derivative Asset, Subject to Master Netting Arrangement, Collateral, Obligation to Return Cash Not Offset		0
Derivative Asset, Fair Value, Amount Offset Against Collateral		4,438
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Derivative Liability, Fair Value, Gross Liability		573,421
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Offset		0
Total derivative liabilities		573,421
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Security Not Offset		(44,271)
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset		(54,521)
Derivative Liability, Fair Value, Amount Offset Against Collateral		$ 474,629